Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
Future minimum lease payments required under noncancelable operating leases, including minimum concession fees charged by airport authorities, which in many locations are recoverable from vehicle rental customers, as of December 31, 2014, are as follows:

Amount
2015	$469
2016	350
2017	266
2018	203
2019	144
Thereafter	628
$2,060

Schedule of Rent Expense
These concession fees, which are included in the Company’s total rent expense, were as follows for the years ended December 31:

	2014	2013	2012
Rent expense (including minimum concession fees)	$639	$622	$600
Contingent concession expense	193	173	155
	832	795	755
Less: sublease rental income	(6)	(5)	(5)
Total	$826	$790	$750